UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Communication Services - 6.1%
259,020	Deutsche Telekom AG	$4,487,432
10,200	Nintendo Co Ltd.	3,742,367
58,200	Nippon Telegraph & Telephone Corp.	2,711,521
1,596,300	Singapore Telecommunications Ltd.	4,131,729
		15,073,049
Consumer Discretionary - 7.9%
26,470	Alibaba Group Holding Ltd. - ADR [1]	4,485,342
37,990	Bayerische Motoren Werke AG	2,808,125
316,103	Melia Hotels International SA	3,021,517
14,030	Naspers Ltd. - Class N	3,395,965
278,300	Panasonic Corp.	2,324,683
24,000	Shimano, Inc.	3,576,249
		19,611,881
Consumer Staples - 10.0%
57,200	Kao Corp.	4,364,610
49,325	Reckitt Benckiser Group PLC	3,894,454
53,600	Shiseido Company Ltd.	4,054,128
123,100	Sundrug Company Ltd.	3,338,552
114,990	Unilever NV - NYRS	6,982,193
155,740	Wessanen	2,017,078
		24,651,015
Energy - 2.3%
156,275	Equinor ASA - ADR	3,091,119
159,864	Repsol SA	2,508,722
		5,599,841
Financials - 18.6%
442,650	AIA Group Ltd.	4,780,134
132,305	AXA SA	3,474,557
595,790	ING Groep NV	6,901,480
94,435	Julius Baer Gruppe AG	4,207,465
44,965	Macquarie Group Ltd.	3,966,187
492,600	ORIX Corp.	7,361,855
10,859,500	PT Bank Rakyat Indonesia (Persero) Tbk.	3,352,600
97,760	Sampo Oyj - Class A	4,614,707
460,750	Standard Chartered PLC	4,179,876
340,190	Svenska Handelsbanken AB - Class A	3,357,231
		46,196,092
Health Care - 15.2%
35,659	Alcon, Inc. [1]	2,212,641
28,990	BioMerieux	2,402,070
86,515	Dechra Pharmaceuticals PLC	3,019,590
65,900	Hoya Corp.	5,064,695
97,195	Koninklijke Philips NV	4,225,645
72,141	Novartis AG - ADR	6,587,195
115,625	Novo Nordisk A/S - Class B	5,905,802
233,560	Roche Holding Ltd. - ADR	8,197,956
		37,615,594

Industrials - 13.1%
189,315	Assa Abloy AB	4,271,457
112,246	Atlas Copco AB - Class B	3,227,120
46,700	Daikin Industries	6,114,848
98,389	Ferguson PLC	7,004,333
63,900	KION Group AG	4,041,091
55,715	Schneider Electric SE	5,041,255
23,945	Spirax-Sarco Engineering PLC	2,795,355
		32,495,459
Information Technology - 9.2%
13,968	ASML Holding NV - NYRS	2,904,366
149,530	Infineon Technologies AG	2,657,101
5,000	Keyence Corp.	3,083,612
657,855	Nokia OYJ	3,276,640
37,340	SAP SE - ADR	5,108,112
60,505	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,369,981
44,500	TDK Corp.	3,466,281
		22,866,093
Materials - 7.3%
26,860	Air Liquide SA	3,756,866
40,345	Covestro AG	2,053,947
55,926	Croda International PLC	3,637,794
68,105	Novozymes A/S - Class B	3,175,520
75,310	Sociedad Quimica y Minera de Chile SA - ADR	2,342,894
95,195	Umicore SA	3,054,963
		18,021,984
Real Estate - 3.6%
1,734,000	Hang Lung Properties Ltd.	4,125,210
100,935	Vonovia SE	4,821,647
		8,946,857
Utilities - 3.3%
55,155	Orsted A/S	4,771,404
163,480	Red Electrica Corp. SA	3,404,981
		8,176,385
TOTAL COMMON STOCKS
(Cost $198,129,358)		239,254,250

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
7,892,849	First American Treasury Obligations Fund - Class X, 2.268% [2]	7,892,849

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,892,849)		7,892,849

TOTAL INVESTMENTS - 99.8%
(Cost $206,022,207)		247,147,099
Other Assets in Excess of Liabilities - 0.2%		588,819
NET ASSETS - 100.0%		$247,735,918

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifcations were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at June 30, 2019 (Unaudited)

Country	% of Net Assets [1]
Japan	19.9%
Germany	10.5%
United Kingdom	9.9%
Netherlands	9.3%
Switzerland	8.6%
France	5.9%
Denmark	5.6%
Sweden	4.4%
Spain	3.6%
Hong Kong	3.6%
Finland	3.2%
China	1.8%
Singapore	1.7%
Australia	1.6%
South Africa	1.4%
Indonesia	1.3%
Norway	1.2%
Belgium	1.2%
Taiwan	1.0%
Chile	0.9%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$15,073,049	$-	$15,073,049
Consumer Discretionary	4,485,342	15,126,539	-	19,611,881
Consumer Staples	8,999,270	15,651,745	-	24,651,015
Energy	3,091,119	2,508,722	-	5,599,841
Financials	-	46,196,092	-	46,196,092
Health Care	16,997,792	20,617,802	-	37,615,594
Industrials	-	32,495,459	-	32,495,459
Information Technology	10,382,459	12,483,634	-	22,866,093
Materials	2,342,895	15,679,089	-	18,021,984
Real Estate	-	8,946,857	-	8,946,857
Utilities	-	8,176,385	-	8,176,385
Total Common Stocks	46,298,877	192,955,373	-	239,254,250
Short-Term Investments	7,892,849	-	-	7,892,849
Total Investments in Securities	$54,191,726	$192,955,373	$-	$247,147,099

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 97.1%
Communication Services - 9.6%
9	Alphabet, Inc. - Class A [1]	$9,745
1,504	Alphabet, Inc. - Class C [1]	1,625,689
19,285	Verizon Communications, Inc.	1,101,752
6,280	Walt Disney Company	876,939
		3,614,125
Consumer Discretionary - 9.6%
2,610	Advance Auto Parts, Inc.	402,305
310	Booking Holdings, Inc. [1]	581,160
1,820	Ford Motor Company	18,619
3,915	Home Depot, Inc.	814,203
80	Lowe's Companies, Inc.	8,073
3,825	Mohawk Industries, Inc. [1]	564,073
4,900	PVH Corp.	463,736
4,185	Royal Caribbean Cruises Ltd.	507,264
4,055	TJX Companies, Inc.	214,428
110	VF Corp.	9,608
		3,583,469
Consumer Staples - 6.9%
5,045	Colgate-Palmolive Company	361,575
2,620	Costco Wholesale Corp.	692,361
2,800	The Estee Lauder Companies, Inc. - Class A	512,708
11,725	Mondelez International, Inc. - Class A	631,978
2,880	PepsiCo, Inc.	377,654
		2,576,276
Energy - 3.4%
130	Apache Corp.	3,766
6,525	Cimarex Energy Company	387,128
5,315	EOG Resources, Inc.	495,146
19,520	Equinor ASA - ADR	386,106
		1,272,146
Financials - 12.9%
2,480	Aon PLC	478,590
7,255	Citigroup, Inc.	508,068
2,720	CME Group, Inc. - Class A	527,979
14,525	Fifth Third Bancorp	405,247
8,215	JP Morgan Chase & Company	918,437
14,275	Morgan Stanley	625,388
5,310	Northern Trust Corp.	477,900
3,785	PNC Financial Services Group, Inc.	519,605
3,555	T. Rowe Price Group, Inc.	390,019
		4,851,233
Health Care - 12.7%
4,710	Baxter International, Inc.	385,749
2,164	Biogen, Inc. [1]	506,094

4,850	Danaher Corp.	693,162
155	Gilead Sciences, Inc.	10,472
2,035	Johnson & Johnson	283,435
11,120	Merck & Company, Inc.	932,412
10,055	Novo Nordisk A/S - ADR	513,207
1,625	Regeneron Pharmaceuticals, Inc. [1]	508,625
2,575	UnitedHealth Group, Inc.	628,326
1,350	Waters Corp. [1]	290,574
		4,752,056
Industrials - 7.9%
2,305	3M Company	399,549
3,485	Carlisle Companies, Inc.	489,329
2,910	Cummins, Inc.	498,599
4,930	Emerson Electric Company	328,930
8,225	HD Supply Holdings, Inc. [1]	331,303
3,610	Kansas City Southern	439,770
9,085	Southwest Airlines Company	461,336
		2,948,816
Information Technology - 22.9%
2,275	Adobe, Inc. [1]	670,329
3,460	Analog Devices, Inc.	390,530
8,505	Apple, Inc.	1,683,310
8,120	Applied Materials, Inc.	364,669
3,625	Cognizant Technology Solutions - Class A	229,789
1,877	Intuit, Inc.	490,516
17,405	Microsoft Corp.	2,331,574
113,010	Nokia OYJ - ADR	566,180
7,540	Oracle Corp.	429,554
8,130	Visa, Inc. - Class A	1,410,961
		8,567,412
Materials - 3.6%
6,005	Albemarle Corp.	422,812
3,925	AptarGroup, Inc.	488,034
2,225	Ecolab, Inc.	439,304
85	International Flavors & Fragrances, Inc.	12,333
		1,362,483
Real Estate - 4.2%
3,820	Crown Castle International Corp. - REIT	497,937
20,015	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	564,023
35	Simon Property Group, Inc. - REIT	5,591
18,885	Weyerhaeuser Company - REIT	497,431
		1,564,982
Utilities - 3.4%
4,055	American Water Works Company, Inc.	470,380
10,790	Avangrid, Inc.	544,895
5,215	Portland General Electric Company	282,497
		1,297,772
TOTAL COMMON STOCKS
(Cost $25,805,996)		36,390,770

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
1,012,092	First American Treasury Obligations Fund - Class X, 2.268% [2]	1,012,092

TOTAL SHORT-TERM INVESTMENTS
(Cost 1,012,092)		1,012,092

TOTAL INVESTMENTS - 99.8%
(Cost $26,818,088)		37,402,862
Other Assets in Excess of Liabilities - 0.2%		65,588
NET ASSETS - 100.0%		$37,468,450

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security
[2]	Annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifcations were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Boston Common U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,390,770	$-	$-	$36,390,770
Short-Term Investments	1,012,092	-	-	1,012,092
Total Investments in Securities	$37,402,862	$-	$-	$37,402,862

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer
Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer
Date August 28, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich
Treasurer/Principal Financial Officer
Date August 27, 2019

* Print the name and title of each signing officer under his or her signature.